Financing arrangements (Debt Issuances) (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Aggregate principal amount of notes issued	$ 3,500,000,000.0		$ 4,500,000,000.0	$ 8,100,000,000
Total debt issuance costs		$ 21,000,000	$ 18,000,000	$ 46,000,000
2.30% notes due 2016 (2.30% 2016 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		2.30%	2.30%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
2.50% notes due 2016 (2.50% 2016 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		2.50%	2.50%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
2.125% notes due 2017 (2.125% 2017 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		2.125%	2.125%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
1.25% notes due 2017 (1.25% 2017 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		1.25%	1.25%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
5.85% notes due 2017 (5.85% 2017 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		5.85%	5.85%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
6.15% notes due 2018 (6.15% 2018 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		6.15%	6.15%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
4.375% euro-denominated notes due 2018 (4.375% 2018 euro Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		4.375%	4.375%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
5.70% notes due 2019 (5.70% 2019 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		5.70%	5.70%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
2.20% notes due 2019 (2.20% 2019 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		2.20%	2.20%
Redemption period without payment of a make-whole amount			1 month
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
2.125% euro-denominated notes due 2019 (2.125% 2019 euro Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		2.125%	2.125%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
4.50% notes due 2020 (4.50% 2020 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		4.50%	4.50%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
2.125% notes due 2020 (2.125% 2020 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	2.125%	2.125%
Redemption period without payment of a make-whole amount	1 month
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
3.45% notes due 2020 (3.45% 2020 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		3.45%	3.45%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
4.10% notes due 2021 (4.10% 2021 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		4.10%	4.10%	4.10%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
3.875% notes due 2021 (3.875% 2021 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		3.875%	3.875%	3.875%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
2.70% notes due 2022 (2.70% 2022 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	2.70%	2.70%
Redemption period without payment of a make-whole amount	2 months
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
3.625% notes due 2022 (3.625% 2022 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		3.625%	3.625%	3.625%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
3.625% notes due 2024 (3.625% 2024 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		3.625%	3.625%
Redemption period without payment of a make-whole amount			3 months
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
3.125% notes due 2025 (3.125% 2025 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	3.125%	3.125%
Redemption period without payment of a make-whole amount	3 months
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
5.50% pound-sterling-denominated notes due 2026 (5.50% 2026 pound sterling Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		5.50%	5.50%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
4.00% pound-sterling-denominated notes due 2029 (4.00% 2029 pound sterling Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		4.00%	4.00%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
6.375% notes due 2037 (6.375% 2037 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		6.375%	6.375%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
6.90% notes due 2038 (6.90% 2038 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		6.90%	6.90%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
6.40% notes due 2039 (6.40% 2039 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		6.40%	6.40%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
5.75% notes due 2040 (5.75% 2040 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		5.75%	5.75%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
4.95% notes due 2041 (4.95% 2041 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		4.95%	4.95%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
5.15% notes due 2041 (5.15% 2041 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		5.15%	5.15%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
5.65% notes due 2042 (5.65% 2042 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		5.65%	5.65%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
5.375% notes due 2043 (5.375% 2043 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note		5.375%	5.375%
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
4.40% notes due 2045 (4.40% 2045 Notes) [Member]
Debt Instrument [Line Items]
Stated contractual interest rate on note	4.40%	4.40%
Redemption period without payment of a make-whole amount	6 months
Redemption price as a percentage of the principal amount of notes that may be required to be paid in the event of a change in control triggering event		101.00%
Floating rate notes due 2017 [Member] | Three-Month LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			0.38%
Floating rate notes due 2019 [Member] | Three-Month LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			0.60%